Related Parties - Additional Information (Detail) - Purpose, Co. [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2012
Reimbursement for development cost, amount					$ 0.3
Reimbursement for development cost, paid	$ 0.1	$ 0.1	$ 0.1	$ 0.1